Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule Of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due to third parties	26,645	33,321	5,229
Income tax payables	12,292	7,599	1,192
Other tax payables	5,099	25,427	3,990
Salary and welfare payables	18,497	22,114	3,470
Deposits received from ride-hailing drivers	13,165	5,654	887
Purchase consideration payable	23,580	16,002	2,511
Others	6,466	10,854	1,704

Total	105,744	120,971	18,983